Tema S&P 500® Historical Weight ETF Strategy
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
Aerospace & Defense - 2.7%
Axon Enterprise, Inc. (a)	5	$3,752
Boeing Co. (a)	44	9,122
General Dynamics Corp.	16	4,456
General Electric Co.	74	18,198
Howmet Aerospace, Inc.	25	4,247
Huntington Ingalls Industries, Inc.	2	446
L3Harris Technologies, Inc.	12	2,932
Lockheed Martin Corp.	12	5,789
Northrop Grumman Corp.	8	3,878
RTX Corp.	92	12,556
Textron, Inc.	11	814
TransDigm Group, Inc.	3	4,405
		70,595

Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	7	672
Expeditors International of Washington, Inc.	9	1,015
FedEx Corp.	14	3,053
United Parcel Service, Inc. - Class B	45	4,389
		9,129

Automobile Components - 0.0%(b)
Aptiv PLC (a)	14	935

Automobiles - 2.1%
Ford Motor Co.	251	2,605
General Motors Co.	65	3,225
Tesla, Inc. (a)	143	49,544
		55,374

Banks - 4.1%
Bank of America Corp.	500	22,065
Citigroup, Inc.	115	8,662
Citizens Financial Group, Inc.	28	1,130
Fifth Third Bancorp	44	1,680
Huntington Bancshares, Inc.	95	1,485
JPMorgan Chase & Co.	144	38,016
KeyCorp	64	1,015
M&T Bank Corp.	11	2,009
PNC Financial Services Group, Inc.	25	4,345
Regions Financial Corp.	60	1,286
Truist Financial Corp.	85	3,358
US Bancorp	96	4,185
Wells Fargo & Co.	233	17,424
		106,660

Beverages - 1.6%
Brown-Forman Corp. - Class B	8	267
Coca-Cola Co.	287	20,692
Constellation Brands, Inc. - Class A	10	1,783
Keurig Dr Pepper, Inc.	76	2,559
Molson Coors Beverage Co. - Class B	10	536
Monster Beverage Corp. (a)	45	2,878
PepsiCo, Inc.	96	12,619
		41,334

Biotechnology - 2.0%
AbbVie, Inc.	105	19,541
Amgen, Inc.	35	10,086
Biogen, Inc. (a)	10	1,298
Gilead Sciences, Inc.	78	8,586
Incyte Corp. (a)	10	651
Moderna, Inc. (a)	21	558
Regeneron Pharmaceuticals, Inc.	7	3,432
Vertex Pharmaceuticals, Inc. (a)	16	7,073
		51,225

Broadline Retail - 2.2%
Amazon.com, Inc. (a)	262	53,713
eBay, Inc.	32	2,341
		56,054

Building Products - 0.7%
A O Smith Corp.	7	450
Allegion PLC	5	714
Builders FirstSource, Inc. (a)	7	754
Carrier Global Corp.	52	3,702
Johnson Controls International PLC	42	4,258
Lennox International, Inc.	2	1,129
Masco Corp.	13	811
Trane Technologies PLC	14	6,024
		17,842

Capital Markets - 4.0%
Ameriprise Financial, Inc.	6	3,055
Bank of New York Mellon Corp.	45	3,988
Blackrock, Inc.	9	8,819
Blackstone, Inc.	44	6,105
Cboe Global Markets, Inc.	7	1,604
Charles Schwab Corp.	105	9,276
CME Group, Inc.	22	6,358
Coinbase Global, Inc. - Class A (a)	12	2,959
FactSet Research Systems, Inc.	2	917
Franklin Resources, Inc.	13	281
Goldman Sachs Group, Inc.	21	12,610
Intercontinental Exchange, Inc.	34	6,113
Invesco Ltd.	20	289
KKR & Co., Inc.	42	5,101
MarketAxess Holdings, Inc.	2	433
Moody's Corp.	10	4,793
Morgan Stanley	77	9,858
MSCI, Inc.	5	2,820
Nasdaq, Inc.	27	2,256
Northern Trust Corp.	13	1,388
Raymond James Financial, Inc.	12	1,764
S&P Global, Inc.	20	10,257
State Street Corp.	19	1,829
T Rowe Price Group, Inc.	15	1,404
		104,277

Chemicals - 1.6%
Air Products and Chemicals, Inc.	14	3,905
Albemarle Corp.	7	390
CF Industries Holdings, Inc.	10	907
Corteva, Inc.	45	3,186
Dow, Inc.	47	1,304
DuPont de Nemours, Inc.	28	1,870
Eastman Chemical Co.	7	549
Ecolab, Inc.	16	4,250
International Flavors & Fragrances, Inc.	17	1,302
Linde PLC	34	15,898
LyondellBasell Industries NV - Class A	17	960
Mosaic Co.	18	650
PPG Industries, Inc.	15	1,662
Sherwin-Williams Co.	14	5,023
		41,856

Commercial Services & Supplies - 0.7%
Cintas Corp.	21	4,757
Copart, Inc. (a)	56	2,883
Republic Services, Inc.	13	3,345
Rollins, Inc.	17	973
Veralto Corp.	16	1,616
Waste Management, Inc.	22	5,301
		18,875

Communications Equipment - 1.2%
Arista Networks, Inc. (a)	64	5,545
Cisco Systems, Inc.	297	18,723
F5, Inc. (a)	4	1,141
Juniper Networks, Inc.	20	719
Motorola Solutions, Inc.	11	4,569
		30,697

Construction & Engineering - 0.1%
Quanta Services, Inc.	9	3,083

Construction Materials - 0.2%
Martin Marietta Materials, Inc.	4	2,190
Vulcan Materials Co.	9	2,386
		4,576

Consumer Finance - 0.6%
American Express Co.	35	10,292
Capital One Financial Corp.	23	4,350
Synchrony Financial	26	1,499
		16,141

Consumer Staples Distribution & Retail - 2.5%
Costco Wholesale Corp.	28	29,125
Dollar General Corp.	14	1,362
Dollar Tree, Inc. (a)	12	1,083
Kroger Co.	43	2,934
Sysco Corp.	32	2,336
Target Corp.	30	2,820
Walgreens Boots Alliance, Inc.	41	461
Walmart, Inc.	254	25,075
		65,196

Containers & Packaging - 0.3%
Amcor PLC	87	793
Avery Dennison Corp.	5	889
Ball Corp.	19	1,018
International Paper Co.	35	1,673
Packaging Corp. of America	6	1,159
Smurfit WestRock PLC	33	1,430
		6,962

Distributors - 0.1%
Genuine Parts Co.	9	1,139
LKQ Corp.	16	647
Pool Corp.	2	601
		2,387

Diversified Telecommunication Services - 1.1%
AT&T, Inc.	504	14,011
Verizon Communications, Inc.	302	13,276
		27,287

Electric Utilities - 2.0%
Alliant Energy Corp.	16	996
American Electric Power Co., Inc.	34	3,519
Constellation Energy Corp.	19	5,817
Duke Energy Corp.	46	5,415
Edison International	26	1,447
Entergy Corp.	28	2,332
Evergy, Inc.	15	996
Eversource Energy	24	1,555
Exelon Corp.	65	2,848
FirstEnergy Corp.	34	1,426
NextEra Energy, Inc.	133	9,395
NRG Energy, Inc.	13	2,027
PG&E Corp.	142	2,397
Pinnacle West Capital Corp.	7	639
PPL Corp.	49	1,703
Southern Co.	66	5,940
Xcel Energy, Inc.	36	2,523
		50,975

Electrical Equipment - 1.0%
AMETEK, Inc.	15	2,681
Eaton Corp. PLC	23	7,365
Emerson Electric Co.	35	4,178
GE Vernova, Inc.	17	8,041
Generac Holdings, Inc. (a)	3	366
Hubbell, Inc.	3	1,169
Rockwell Automation, Inc.	8	2,524
		26,324

Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp. - Class A	74	6,655
CDW Corp.	9	1,623
Corning, Inc.	50	2,480
Jabil, Inc.	7	1,176
Keysight Technologies, Inc. (a)	11	1,727
TE Connectivity PLC	19	3,041
Teledyne Technologies, Inc. (a)	3	1,497
Trimble, Inc. (a)	15	1,069
Zebra Technologies Corp. - Class A (a)	3	869
		20,137

Energy Equipment & Services - 0.2%
Baker Hughes Co.	64	2,371
Halliburton Co.	57	1,117
Schlumberger NV	89	2,941
		6,429

Entertainment - 2.1%
Electronic Arts, Inc.	16	2,301
Live Nation Entertainment, Inc. (a)	10	1,372
Netflix, Inc. (a)	26	31,388
Take-Two Interactive Software, Inc. (a)	11	2,489
TKO Group Holdings, Inc.	4	631
Walt Disney Co.	130	14,695
Warner Bros Discovery, Inc. (a)	151	1,505
		54,381

Financial Services - 4.7%
Apollo Global Management, Inc.	28	3,659
Berkshire Hathaway, Inc. - Class B (a)	79	39,813
Corpay, Inc. (a)	5	1,626
Fidelity National Information Services, Inc.	34	2,707
Fiserv, Inc. (a)	34	5,535
Global Payments, Inc.	17	1,285
Jack Henry & Associates, Inc.	4	725
Mastercard, Inc. - Class A	50	29,280
PayPal Holdings, Inc. (a)	62	4,357
Visa, Inc. - Class A	91	33,232
		122,219

Food Products - 0.7%
Archer-Daniels-Midland Co.	32	1,545
Bunge Global SA	8	625
Conagra Brands, Inc.	29	664
General Mills, Inc.	36	1,953
Hershey Co.	10	1,607
Hormel Foods Corp.	16	491
J M Smucker Co.	7	788
Kellanova	18	1,487
Kraft Heinz Co.	58	1,550
Lamb Weston Holdings, Inc.	7	391
McCormick & Co., Inc.	16	1,164
Mondelez International, Inc. - Class A	80	5,399
The Campbell's Co.	10	340
Tyson Foods, Inc. - Class A	18	1,011
		19,015

Gas Utilities - 0.1%
Atmos Energy Corp.	11	1,702

Ground Transportation - 1.2%
CSX Corp.	123	3,885
JB Hunt Transport Services, Inc.	5	694
Norfolk Southern Corp.	14	3,460
Old Dominion Freight Line, Inc.	13	2,082
Uber Technologies, Inc. (a)	135	11,362
Union Pacific Corp.	38	8,423
		29,906

Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	124	16,564
Align Technology, Inc. (a)	4	724
Baxter International, Inc.	32	976
Becton Dickinson & Co.	18	3,107
Boston Scientific Corp. (a)	92	9,684
Cooper Cos., Inc. (a)	13	888
Dexcom, Inc. (a)	26	2,231
Edwards Lifesciences Corp. (a)	38	2,972
GE HealthCare Technologies, Inc.	29	2,046
Hologic, Inc. (a)	13	808
IDEXX Laboratories, Inc. (a)	5	2,567
Insulet Corp. (a)	4	1,300
Intuitive Surgical, Inc. (a)	24	13,256
Medtronic PLC	74	6,140
ResMed, Inc.	10	2,448
Solventum Corp. (a)	8	585
STERIS PLC	7	1,716
Stryker Corp.	21	8,035
Zimmer Biomet Holdings, Inc.	13	1,198
		77,245

Health Care Providers & Services - 2.2%
Cardinal Health, Inc.	16	2,471
Cencora, Inc.	11	3,204
Centene Corp. (a)	33	1,862
Cigna Group	17	5,383
CVS Health Corp.	77	4,931
DaVita, Inc. (a)	2	273
Elevance Health, Inc.	14	5,374
HCA Healthcare, Inc.	11	4,195
Henry Schein, Inc. (a)	7	490
Humana, Inc.	8	1,865
Labcorp Holdings, Inc.	5	1,245
McKesson Corp.	7	5,037
Molina Healthcare, Inc. (a)	3	915
Quest Diagnostics, Inc.	7	1,213
UnitedHealth Group, Inc.	57	17,209
Universal Health Services, Inc. - Class B	3	571
		56,238

Hotels, Restaurants & Leisure - 2.6%
Airbnb, Inc. - Class A (a)	28	3,612
Booking Holdings, Inc.	2	11,038
Caesars Entertainment, Inc. (a)	7	188
Carnival Corp. (a)	69	1,602
Chipotle Mexican Grill, Inc. (a)	84	4,207
Darden Restaurants, Inc.	8	1,714
Domino's Pizza, Inc.	2	948
DoorDash, Inc. - Class A (a)	21	4,382
Expedia Group, Inc.	8	1,334
Hilton Worldwide Holdings, Inc.	15	3,727
Las Vegas Sands Corp.	22	906
Marriott International Inc. - Class A	15	3,957
McDonald's Corp.	50	15,692
MGM Resorts International (a)	10	316
Norwegian Cruise Line Holdings Ltd. (a)	25	441
Royal Caribbean Cruises Ltd.	16	4,111
Starbucks Corp.	66	5,541
Wynn Resorts Ltd.	5	453
Yum! Brands, Inc.	18	2,591
		66,760

Household Durables - 0.3%
DR Horton, Inc.	18	2,125
Garmin Ltd.	10	2,030
Lennar Corp. - Class A	15	1,591
Mohawk Industries, Inc. (a)	2	201
PulteGroup, Inc.	13	1,275
		7,222

Household Products - 1.4%
Church & Dwight Co., Inc.	16	1,573
Clorox Co.	8	1,055
Colgate-Palmolive Co.	51	4,740
Kimberly-Clark Corp.	21	3,019
Procter & Gamble Co.	146	24,804
		35,191

Independent Power and Renewable Electricity Producers - 0.2%
AES Corp.	41	414
Vistra Corp.	22	3,532
		3,946

Industrial Conglomerates - 0.5%
3M Co.	33	4,896
Honeywell International, Inc.	41	9,293
		14,189

Insurance - 2.7%
Aflac, Inc.	32	3,313
Allstate Corp.	17	3,568
American International Group, Inc.	38	3,216
Aon PLC - Class A	13	4,837
Arch Capital Group Ltd.	25	2,376
Arthur J Gallagher & Co.	16	5,559
Assurant, Inc.	3	609
Brown & Brown, Inc.	16	1,806
Chubb Ltd.	22	6,538
Cincinnati Financial Corp.	11	1,659
Erie Indemnity Co. - Class A	1	359
Everest Group Ltd.	3	1,042
Globe Life, Inc.	5	609
Hartford Insurance Group, Inc.	19	2,467
Loews Corp.	11	982
Marsh & McLennan Cos., Inc.	29	6,776
MetLife, Inc.	37	2,907
Principal Financial Group, Inc.	13	1,013
Progressive Corp.	38	10,827
Prudential Financial, Inc.	23	2,390
Travelers Cos., Inc.	14	3,860
W R Berkley Corp.	20	1,494
Willis Towers Watson PLC	7	2,216
		70,423

Interactive Media & Services - 3.8%
Alphabet, Inc. - Class A	161	27,650
Alphabet, Inc. - Class C	131	22,644
Match Group, Inc.	13	389
Meta Platforms, Inc. - Class A	73	47,267
		97,950

IT Services - 1.5%
Accenture PLC - Class A	43	13,623
Akamai Technologies, Inc. (a)	9	684
Cognizant Technology Solutions Corp. - Class A	31	2,511
EPAM Systems, Inc. (a)	3	524
Gartner, Inc. (a)	5	2,182
GoDaddy, Inc. - Class A (a)	9	1,639
International Business Machines Corp.	65	16,839
VeriSign, Inc.	5	1,362
		39,364

Leisure Products - 0.0%(b)
Hasbro, Inc.	7	467

Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	19	2,126
Bio-Techne Corp.	9	436
Charles River Laboratories International, Inc. (a)	3	407
Danaher Corp.	40	7,596
IQVIA Holdings, Inc. (a)	11	1,544
Mettler-Toledo International, Inc. (a)	1	1,156
Revvity, Inc.	7	633
Thermo Fisher Scientific, Inc.	27	10,876
Waters Corp. (a)	4	1,397
West Pharmaceutical Services, Inc.	5	1,054
		27,225

Machinery - 1.9%
Caterpillar, Inc.	30	10,441
Cummins, Inc.	9	2,893
Deere & Co.	15	7,594
Dover Corp.	9	1,600
Fortive Corp.	23	1,614
IDEX Corp.	5	905
Illinois Tool Works, Inc.	17	4,166
Ingersoll Rand, Inc.	27	2,204
Nordson Corp.	3	636
Otis Worldwide Corp.	25	2,384
PACCAR, Inc.	32	3,003
Parker-Hannifin Corp.	8	5,318
Pentair PLC	10	992
Snap-on, Inc.	3	962
Stanley Black & Decker, Inc.	9	589
Westinghouse Air Brake Technologies Corp.	11	2,225
Xylem, Inc.	16	2,017
		49,543

Media - 0.6%
Charter Communications, Inc. - Class A (a)	6	2,378
Comcast Corp. - Class A	232	8,020
Fox Corp. - Class A	14	769
Fox Corp. - Class B	8	402
Interpublic Group of Cos., Inc.	22	527
News Corp. - Class A	23	649
News Corp. - Class B	7	229
Omnicom Group, Inc.	13	955
Paramount Global - Class B	27	327
		14,256

Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	92	3,540
Newmont Corp.	73	3,848
Nucor Corp.	16	1,750
Steel Dynamics, Inc.	9	1,108
		10,246

Multi-Utilities - 0.8%
Ameren Corp.	18	1,744
CenterPoint Energy, Inc.	44	1,639
CMS Energy Corp.	20	1,405
Consolidated Edison, Inc.	22	2,299
Dominion Energy, Inc.	54	3,060
DTE Energy Co.	14	1,913
NiSource, Inc.	30	1,186
Public Service Enterprise Group, Inc.	31	2,512
Sempra	41	3,222
WEC Energy Group, Inc.	21	2,256
		21,236

Oil, Gas & Consumable Fuels - 3.5%
APA Corp.	17	289
Chevron Corp.	121	16,541
ConocoPhillips	75	6,401
Coterra Energy, Inc.	48	1,167
Devon Energy Corp.	44	1,331
Diamondback Energy, Inc.	12	1,615
EOG Resources, Inc.	36	3,909
EQT Corp.	40	2,205
Expand Energy Corp.	14	1,626
Exxon Mobil Corp.	258	26,393
Hess Corp.	18	2,379
Kinder Morgan, Inc.	121	3,393
Marathon Petroleum Corp.	21	3,376
Occidental Petroleum Corp.	46	1,876
ONEOK, Inc.	39	3,153
Phillips 66	26	2,950
Targa Resources Corp.	14	2,211
Texas Pacific Land Corp.	1	1,114
Valero Energy Corp.	20	2,579
Williams Cos., Inc.	78	4,720
		89,228

Passenger Airlines - 0.2%
Delta Air Lines, Inc.	43	2,081
Southwest Airlines Co.	38	1,268
United Airlines Holdings, Inc. (a)	22	1,748
		5,097

Personal Care Products - 0.2%
Estee Lauder Cos., Inc. - Class A	15	1,004
Kenvue, Inc.	124	2,960
		3,964

Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co.	118	5,697
Eli Lilly & Co.	39	28,769
Johnson & Johnson	141	21,885
Merck & Co., Inc.	185	14,215
Pfizer, Inc.	358	8,409
Viatris, Inc.	72	633
Zoetis, Inc.	28	4,722
		84,330

Professional Services - 0.8%
Amentum Holdings, Inc. (a)	0(c)	10
Automatic Data Processing, Inc.	23	7,487
Broadridge Financial Solutions, Inc.	8	1,943
Dayforce, Inc. (a)	9	532
Equifax, Inc.	8	2,114
Jacobs Solutions, Inc.	8	1,010
Leidos Holdings, Inc.	8	1,188
Paychex, Inc.	21	3,316
Paycom Software, Inc.	3	777
Verisk Analytics, Inc.	9	2,827
		21,204

Real Estate Management & Development - 0.2%
CBRE Group, Inc. - Class A (a)	19	2,375
CoStar Group, Inc. (a)	28	2,060
		4,435

Semiconductors & Semiconductor Equipment - 8.3%
Advanced Micro Devices, Inc. (a)	104	11,516
Analog Devices, Inc.	30	6,419
Applied Materials, Inc.	48	7,524
Broadcom, Inc.	195	47,204
Enphase Energy, Inc. (a)	7	290
First Solar, Inc. (a)	7	1,107
Intel Corp.	264	5,161
KLA Corp.	8	6,055
Lam Research Corp.	77	6,221
Microchip Technology, Inc.	35	2,031
Micron Technology, Inc.	65	6,140
Monolithic Power Systems, Inc.	3	1,986
NVIDIA Corp.	637	86,078
NXP Semiconductors NV	16	3,058
ON Semiconductor Corp. (a)	27	1,135
QUALCOMM, Inc.	77	11,180
Skyworks Solutions, Inc.	10	690
Teradyne, Inc.	10	786
Texas Instruments, Inc.	57	10,422
		215,003

Software - 8.4%
Adobe, Inc. (a)	29	12,038
ANSYS, Inc. (a)	6	1,985
Autodesk, Inc. (a)	14	4,146
Cadence Design Systems, Inc. (a)	17	4,880
Crowdstrike Holdings, Inc. - Class A (a)	15	7,070
Fair Isaac Corp. (a)	2	3,453
Fortinet, Inc. (a)	40	4,071
Gen Digital, Inc.	34	968
Intuit, Inc.	18	13,562
Microsoft Corp.	147	67,673
Oracle Corp.	124	20,526
Palantir Technologies, Inc. - Class A (a)	146	19,240
Palo Alto Networks, Inc. (a)	38	7,312
PTC, Inc. (a)	8	1,347
Roper Technologies, Inc.	7	3,992
Salesforce, Inc.	69	18,310
ServiceNow, Inc. (a)	15	15,166
Synopsys, Inc. (a)	10	4,640
Tyler Technologies, Inc. (a)	3	1,731
Workday, Inc. - Class A (a)	13	3,220
		215,330

Specialty Retail - 2.2%
AutoZone, Inc. (a)	1	3,733
Best Buy Co., Inc.	12	795
CarMax, Inc. (a)	9	580
Home Depot, Inc.	60	22,098
Lowe's Cos., Inc.	34	7,675
O'Reilly Automotive, Inc. (a)	4	5,470
Ross Stores, Inc.	21	2,942
TJX Cos., Inc.	69	8,756
Tractor Supply Co.	35	1,694
Ulta Beauty, Inc. (a)	3	1,414
Williams-Sonoma, Inc.	8	1,294
		56,451

Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	453	90,985
Dell Technologies, Inc. - Class C	21	2,337
Hewlett Packard Enterprise Co.	86	1,486
HP, Inc.	62	1,544
NetApp, Inc.	13	1,289
Seagate Technology Holdings PLC	14	1,651
Super Micro Computer, Inc. (a)	33	1,321
Western Digital Corp. (a)	22	1,134
		101,747

Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp. (a)	10	1,055
Lululemon Athletica, Inc. (a)	7	2,217
NIKE, Inc. - Class B	72	4,362
Ralph Lauren Corp.	2	554
Tapestry, Inc.	13	1,021
		9,209

Tobacco - 1.0%
Altria Group, Inc.	102	6,182
Philip Morris International, Inc.	112	20,226
		26,408

Trading Companies & Distributors - 0.4%
Fastenal Co.	74	3,059
United Rentals, Inc.	4	2,833
WW Grainger, Inc.	3	3,263
		9,155

Water Utilities - 0.1%
American Water Works Co., Inc.	13	1,859

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.	29	7,024
TOTAL COMMON STOCKS (Cost $2,407,701)		2,503,518

REAL ESTATE INVESTMENT TRUSTS - 2.5%	Shares	Value
Health Care REITs - 0.4%
Alexandria Real Estate Equities, Inc.	10	702
Healthpeak Properties, Inc.	43	749
Ventas, Inc.	29	1,864
Welltower, Inc.	37	5,708
		9,023

Hotel & Resort REITs - 0.0%(b)
Host Hotels & Resorts, Inc.	40	619

Industrial REITs - 0.2%
Prologis, Inc.	56	6,082

Office REITs - 0.0%(b)
BXP, Inc.	8	539

Residential REITs - 0.4%
AvalonBay Communities, Inc.	9	1,861
Camden Property Trust	7	822
Equity Residential	23	1,613
Essex Property Trust, Inc.	4	1,136
Invitation Homes, Inc.	37	1,247
Mid-America Apartment Communities, Inc.	8	1,253
UDR, Inc.	18	746
		8,678

Retail REITs - 0.3%
Federal Realty Investment Trust	4	382
Kimco Realty Corp.	41	872
Realty Income Corp.	56	3,171
Regency Centers Corp.	10	721
Simon Property Group, Inc.	20	3,261
		8,407

Specialized REITs - 1.2%
American Tower Corp.	28	6,010
Crown Castle, Inc.	28	2,810
Digital Realty Trust, Inc.	21	3,602
Equinix, Inc.	6	5,333
Extra Space Storage, Inc.	14	2,116
Iron Mountain, Inc.	19	1,875
Public Storage	10	3,084
SBA Communications Corp.	7	1,623
VICI Properties, Inc.	70	2,220
Weyerhaeuser Co.	47	1,218
		29,891
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $63,316)		63,239

SHORT-TERM INVESTMENTS - 0.2%	Shares	Value
Money Market Funds - 0.2%
First American Treasury Obligations Fund - Class X, 4.23% (d)	6,050	6,050
TOTAL SHORT-TERM INVESTMENTS (Cost $6,050)		6,050

TOTAL INVESTMENTS - 99.9% (Cost $2,477,067)		$2,572,807
Other Assets in Excess of Liabilities - 0.1%		2,706
TOTAL NET ASSETS - 100.0%		$2,575,513
two		–%

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Rounds to zero.
(d)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Tema ETF Trust
Tema S&P 500® Historical Weight ETF Strategy
Notes to Quarterly Schedule of Investments
May 31, 2025 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,503,518	$–	$–	$2,503,518
Real Estate Investment Trusts	63,239	–	–	63,239
Money Market Funds	6,050	–	–	6,050
Total Investments	$2,572,807	$–	$–	$2,572,807

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of May 31, 2025
(% of Net Assets)
United States	$2,507,436	97.5%
Ireland	39,272	1.4
Switzerland	9,361	0.4
United Kingdom	8,045	0.3
Bermuda	3,418	0.1
Netherlands	3,058	0.1
Canada	2,217	0.1
Other Assets in Excess of Liabilities	2,706	0.1
	$2,575,513	100.0%

Sector Classification as of May 31, 2025
(% of Net Assets)
Information Technology	$622,278	24.1%
Financials	419,720	16.1
Health Care	296,263	11.6
Industrials	274,942	10.6
Consumer Discretionary	254,859	9.9
Communication Services	200,898	7.9
Consumer Staples	191,108	7.4
Energy	95,657	3.7
Utilities	79,718	3.2
Real Estate	67,674	2.7
Materials	63,640	2.5
Money Market Funds	6,050	0.2
Other Assets in Excess of Liabilities	2,706	0.1
	2,575,513	100.0%